UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-1530

Name of Registrant: Vanguard Explorer Fund

Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Date of fiscal year end: October 31st

Date of reporting period: July 31, 2011

Item 1: Schedule of Investments

Vanguard Explorer Fund

Schedule of Investments
As of July 31, 2011

			Market
			Value
		Shares	($000)
Common Stocks (97.8%)[1]
Consumer Discretionary (12.8%)
*	MGM Resorts International	3,959,710	59,831
*	Life Time Fitness Inc.	1,346,145	56,215
	Cinemark Holdings Inc.	2,789,580	54,369
	Express Inc.	1,950,515	43,770
	DeVry Inc.	679,195	42,205
	Gentex Corp.	1,423,455	40,341
*	Cheesecake Factory Inc.	1,300,303	37,488
*	CarMax Inc.	1,136,270	36,327
*	LKQ Corp.	1,455,520	35,762
*,^,2 Liz Claiborne Inc.		5,334,410	34,140
*	DreamWorks Animation SKG Inc. Class A	1,525,530	33,348
	Texas Roadhouse Inc. Class A	1,988,053	32,843
	Aaron's Inc.	1,296,290	32,679
	Tractor Supply Co.	488,980	32,234
*	Steven Madden Ltd.	829,717	31,612
*	Bally Technologies Inc.	774,420	30,535
*	Pier 1 Imports Inc.	2,750,418	30,227
	Lennar Corp. Class A	1,545,000	27,331
	Williams-Sonoma Inc.	733,159	27,142
*	DSW Inc. Class A	467,550	24,771
*	O'Reilly Automotive Inc.	411,011	24,455
*	Live Nation Entertainment Inc.	2,179,380	24,191
*	GameStop Corp. Class A	931,445	21,963
*	Buffalo Wild Wings Inc.	336,050	21,349
*	Coinstar Inc.	432,771	21,145
	Service Corp. International	2,002,130	20,962
*	Fossil Inc.	154,502	19,416
*	Steiner Leisure Ltd.	395,000	19,205
*	Pulte Group Inc.	2,659,200	18,269
*	Gaylord Entertainment Co.	619,074	18,164
*	Pinnacle Entertainment Inc.	1,253,412	18,087
*	CROCS Inc.	534,435	16,744
	MDC Partners Inc. Class A	726,327	14,505
*	G-III Apparel Group Ltd.	452,947	13,982
*	American Public Education Inc.	289,150	13,177
*	SodaStream International Ltd.	175,000	12,836
*	Domino's Pizza Inc.	472,981	12,709
*	Tempur-Pedic International Inc.	160,165	11,533
*	WMS Industries Inc.	417,694	11,516
	Monro Muffler Brake Inc.	311,125	11,126
*	Lululemon Athletica Inc.	160,000	9,686
*	Ulta Salon Cosmetics & Fragrance Inc.	152,048	9,584
	Men's Wearhouse Inc.	288,900	9,473
*	K12 Inc.	276,758	8,878
	Bebe Stores Inc.	1,103,350	8,176
*	ITT Educational Services Inc.	93,304	7,993
	Chico's FAS Inc.	525,050	7,923
*	Select Comfort Corp.	464,700	7,816
*	JOS A Bank Clothiers Inc.	150,000	7,696

Sotheby's	170,483	7,220
* Modine Manufacturing Co.	456,500	6,806
* BJ's Restaurants Inc.	145,000	6,724
* Peet's Coffee & Tea Inc.	106,894	6,243
Group 1 Automotive Inc.	104,441	4,975
* Capella Education Co.	106,900	4,570
Strayer Education Inc.	36,000	4,379
Interpublic Group of Cos. Inc.	378,972	3,718
Tiffany & Co.	44,000	3,502
Polaris Industries Inc.	28,229	3,347
PetSmart Inc.	77,695	3,342
* Signet Jewelers Ltd.	71,000	3,042
* Carter's Inc.	90,000	3,015
Weight Watchers International Inc.	36,600	2,825
Foot Locker Inc.	126,300	2,744
Brinker International Inc.	106,199	2,551
John Wiley & Sons Inc. Class A	48,777	2,442
* ANN Inc.	83,171	2,157
* Sirius XM Radio Inc.	1,015,000	2,142
Ameristar Casinos Inc.	96,100	2,133
Finish Line Inc. Class A	98,956	2,108
* Sally Beauty Holdings Inc.	121,437	2,089
Autoliv Inc.	29,475	1,950
* TRW Automotive Holdings Corp.	37,756	1,906
* Teavana Holdings Inc.	53,940	1,521
* Warnaco Group Inc.	27,552	1,469
Sinclair Broadcast Group Inc. Class A	143,800	1,425
Harman International Industries Inc.	30,100	1,252
* Dunkin' Brands Group Inc.	28,600	827
Brunswick Corp.	35,000	764
* Dick's Sporting Goods Inc.	20,000	740
* DineEquity Inc.	12,841	669
* Tenneco Inc.	6,777	271
* Krispy Kreme Doughnuts Inc. Warrants Exp. 03/02/2012	8,183	3
		1,260,600
Consumer Staples (3.3%)
Herbalife Ltd.	1,041,908	58,055
Pricesmart Inc.	743,340	43,500
* Smithfield Foods Inc.	1,806,850	39,787
Nu Skin Enterprises Inc. Class A	1,036,377	38,906
* Fresh Market Inc.	1,059,700	37,651
* Cott Corp.	3,264,279	27,061
* United Natural Foods Inc.	598,194	24,975
* Green Mountain Coffee Roasters Inc.	179,000	18,607
* BJ's Wholesale Club Inc.	288,200	14,511
* Boston Beer Co. Inc. Class A	115,953	10,453
Diamond Foods Inc.	102,000	7,302
B&G Foods Inc. Class A	110,140	2,069
* Darling International Inc.	55,500	937
* Pantry Inc.	35,570	634
Lancaster Colony Corp.	8,220	494
Vector Group Ltd.	21,400	375
Coca-Cola Bottling Co. Consolidated	4,450	287
		325,604
Energy (8.3%)
* Key Energy Services Inc.	2,414,000	47,049
* Comstock Resources Inc.	1,428,270	45,562

*	SandRidge Energy Inc.	3,948,597	45,488
	Core Laboratories NV	367,741	39,966
*	Brigham Exploration Co.	1,158,295	36,834
*	Rosetta Resources Inc.	673,040	34,843
*	Hornbeck Offshore Services Inc.	1,247,900	34,742
*	Petrohawk Energy Corp.	872,170	33,308
*	Atwood Oceanics Inc.	669,191	31,251
*	ION Geophysical Corp.	2,810,900	28,503
*	Complete Production Services Inc.	710,390	27,620
	Tidewater Inc.	507,005	27,551
	Berry Petroleum Co. Class A	449,550	25,782
*	Tetra Technologies Inc.	1,953,266	25,139
*	Global Industries Ltd.	4,403,946	22,592
*	Clean Energy Fuels Corp.	1,318,620	21,111
*	Pioneer Drilling Co.	1,179,350	19,188
*	Kodiak Oil & Gas Corp.	2,619,563	17,787
*	Southwestern Energy Co.	397,625	17,718
*	Tesco Corp.	829,297	17,631
*	Alpha Natural Resources Inc.	409,440	17,487
	RPC Inc.	718,329	16,967
	Niko Resources Ltd.	240,475	16,492
*	Forest Oil Corp.	622,500	16,185
*	Newpark Resources Inc.	1,648,800	15,317
	SM Energy Co.	173,317	13,059
	Cabot Oil & Gas Corp.	172,900	12,808
*	Energy XXI Bermuda Ltd.	385,350	12,643
*	Carrizo Oil & Gas Inc.	325,350	12,494
*	Rex Energy Corp.	1,043,710	11,554
*	Basic Energy Services Inc.	318,000	10,300
	Oceaneering International Inc.	219,940	9,501
*	McDermott International Inc.	459,655	9,271
	CARBO Ceramics Inc.	57,819	9,024
*	Whiting Petroleum Corp.	85,400	5,004
	HollyFrontier Corp.	44,773	3,375
*	C&J Energy Services Inc.	100,900	3,078
*	CVR Energy Inc.	110,100	2,956
	Golar LNG Ltd.	67,900	2,589
*	Stone Energy Corp.	78,900	2,561
*	Western Refining Inc.	118,100	2,413
	Arch Coal Inc.	87,940	2,251
	Patterson-UTI Energy Inc.	68,800	2,238
	W&T Offshore Inc.	82,328	2,231
*	Mitcham Industries Inc.	102,800	1,867
*	Clayton Williams Energy Inc.	23,032	1,528
*	Cloud Peak Energy Inc.	14,313	319
			815,177
Exchange-Traded Funds (1.4%)
^,3	Vanguard Small-Cap ETF	1,065,083	80,116
^,3	Vanguard Small-Cap Growth ETF	713,200	58,889
^	iShares Russell 2000 Index Fund	41,383	3,296
			142,301
Financials (7.3%)
	Cash America International Inc.	924,948	51,760
*	NASDAQ OMX Group Inc.	1,689,610	40,669
*,2	HFF Inc. Class A	2,601,568	39,284
*	Affiliated Managers Group Inc.	318,875	33,268
	SEI Investments Co.	1,598,960	31,628

	Redwood Trust Inc.	2,124,970	30,451
	Mid-America Apartment Communities Inc.	429,500	30,404
*	Signature Bank	475,844	28,151
	MFA Financial Inc.	3,694,970	27,675
	Allied World Assurance Co. Holdings AG	494,900	26,947
	Lazard Ltd. Class A	772,230	25,947
	Och-Ziff Capital Management Group LLC Class A	2,055,150	25,402
	Evercore Partners Inc. Class A	851,500	24,208
*	National Financial Partners Corp.	2,024,874	22,942
*,^	First Republic Bank	799,300	22,636
	MB Financial Inc.	1,097,175	22,152
	International Bancshares Corp.	1,241,115	20,876
	Bank of the Ozarks Inc.	377,575	19,615
	American Assets Trust Inc.	884,273	19,445
	Sabra Healthcare REIT Inc.	1,304,953	18,804
	Jefferies Group Inc.	973,713	18,413
*	LPL Investment Holdings Inc.	473,522	15,650
	PS Business Parks Inc.	246,438	14,000
	TCF Financial Corp.	1,030,100	13,103
*	eHealth Inc.	748,600	9,694
	Alterra Capital Holdings Ltd.	435,325	9,486
	Platinum Underwriters Holdings Ltd.	270,997	9,309
	Northwest Bancshares Inc.	674,400	8,288
	Valley National Bancorp	579,310	7,618
	Waddell & Reed Financial Inc. Class A	202,250	7,423
*	Nara Bancorp Inc.	633,632	5,088
	First Midwest Bancorp Inc.	413,127	4,925
	Webster Financial Corp.	200,600	4,096
	Rayonier Inc.	54,618	3,520
	Cardinal Financial Corp.	279,440	2,998
	QC Holdings Inc.	570,000	2,605
*	Ezcorp Inc. Class A	75,229	2,504
	CBL & Associates Properties Inc.	128,300	2,279
*	Credit Acceptance Corp.	28,553	2,265
*	World Acceptance Corp.	33,976	2,165
*	Arch Capital Group Ltd.	60,630	2,049
*	CB Richard Ellis Group Inc. Class A	88,774	1,935
	Nelnet Inc. Class A	91,976	1,854
*	First Cash Financial Services Inc.	37,261	1,612
	Potlatch Corp.	43,537	1,446
	National Health Investors Inc.	26,900	1,224
*	Netspend Holdings Inc.	144,000	1,136
	Omega Healthcare Investors Inc.	48,400	951
	Extra Space Storage Inc.	32,700	695
	Getty Realty Corp.	28,841	669
	Universal Health Realty Income Trust	15,900	655
	Apartment Investment & Management Co.	20,000	546
	Advance America Cash Advance Centers Inc.	71,900	507
	JMP Group Inc.	58,309	428
	Urstadt Biddle Properties Inc. Class A	22,400	397
	Validus Holdings Ltd.	13,980	372
	Amtrust Financial Services Inc.	11,200	260
	Erie Indemnity Co. Class A	3,000	221
*	Investors Bancorp Inc.	14,300	198
	Digital Realty Trust Inc.	2,565	157
*	Strategic Hotels & Resorts Inc.	15,500	105
			725,110

Health Care (17.7%)
	Cooper Cos. Inc.	1,007,538	77,067
*	Coventry Health Care Inc.	2,246,710	71,895
*	Elan Corp. plc ADR	6,174,153	68,286
*	Regeneron Pharmaceuticals Inc.	1,151,981	61,124
*	Alkermes Inc.	3,483,420	60,054
*	Bruker Corp.	3,380,125	58,206
*	Salix Pharmaceuticals Ltd.	1,374,990	53,322
*	Seattle Genetics Inc.	2,307,324	39,294
*	Brookdale Senior Living Inc. Class A	1,661,840	35,547
*	ICON plc ADR	1,549,795	34,607
*	Health Management Associates Inc. Class A	3,593,262	34,136
*	Cubist Pharmaceuticals Inc.	990,900	33,661
*	ResMed Inc.	1,087,250	32,933
*	Bio-Rad Laboratories Inc. Class A	289,510	31,557
*	Henry Schein Inc.	460,250	30,588
	PerkinElmer Inc.	1,207,050	29,524
	DENTSPLY International Inc.	761,150	28,840
*	Allscripts Healthcare Solutions Inc.	1,569,095	28,479
	West Pharmaceutical Services Inc.	648,450	28,447
*	BioMarin Pharmaceutical Inc.	907,600	28,344
*	Incyte Corp. Ltd.	1,531,420	26,708
*	Insulet Corp.	1,307,200	25,700
*	Mettler-Toledo International Inc.	165,459	25,615
*	ABIOMED Inc.	1,526,400	25,201
*	SXC Health Solutions Corp.	397,644	25,103
*	Jazz Pharmaceuticals Inc.	613,700	24,836
	Quality Systems Inc.	271,543	24,808
*	Volcano Corp.	779,640	24,488
	Pharmaceutical Product Development Inc.	836,450	24,115
*	Healthspring Inc.	573,800	23,549
*	Edwards Lifesciences Corp.	316,300	22,568
*	Kindred Healthcare Inc.	1,194,564	22,506
*	IPC The Hospitalist Co. Inc.	496,345	22,450
*	Onyx Pharmaceuticals Inc.	658,300	21,711
*	Alexion Pharmaceuticals Inc.	380,350	21,604
*	Sirona Dental Systems Inc.	418,753	21,181
*	Hospira Inc.	404,645	20,685
*,^	Cadence Pharmaceuticals Inc.	2,197,319	19,007
*	QIAGEN NV	1,118,500	18,947
*	Questcor Pharmaceuticals Inc.	582,616	18,090
*	Parexel International Corp.	881,050	18,088
*	Covance Inc.	310,857	17,797
	Invacare Corp.	566,849	16,994
*,^	Momenta Pharmaceuticals Inc.	957,900	16,916
	Warner Chilcott plc Class A	777,600	16,345
*	WuXi PharmaTech Cayman Inc. ADR	1,027,450	16,008
*	MWI Veterinary Supply Inc.	171,493	15,273
	Hikma Pharmaceuticals plc	1,300,350	14,564
*	Targacept Inc.	700,851	14,325
*	Vanguard Health Systems Inc.	826,100	14,325
*	Nektar Therapeutics	2,183,400	14,061
*	Align Technology Inc.	617,850	13,587
*	Amylin Pharmaceuticals Inc.	1,119,650	13,335
*	Luminex Corp.	644,460	13,115
*	Ardea Biosciences Inc.	553,900	12,961
*	Catalyst Health Solutions Inc.	196,364	12,868
	Patterson Cos. Inc.	415,800	12,823

*	ExamWorks Group Inc.	572,016	12,516
*	Exelixis Inc.	1,508,910	11,619
*	Immunogen Inc.	841,100	11,380
*	Isis Pharmaceuticals Inc.	1,283,499	11,089
*	Cyberonics Inc.	405,325	11,000
*	Skilled Healthcare Group Inc.	1,194,898	10,515
*	NxStage Medical Inc.	571,454	10,515
*	Par Pharmaceutical Cos. Inc.	310,000	10,041
*	Akorn Inc.	1,433,885	9,937
*	AMN Healthcare Services Inc.	1,172,945	9,454
*	NPS Pharmaceuticals Inc.	904,545	8,738
*	Cepheid Inc.	214,114	8,085
*	Caliper Life Sciences Inc.	680,691	5,548
*	ISTA Pharmaceuticals Inc.	1,033,279	5,135
	STERIS Corp.	70,203	2,456
	Chemed Corp.	38,106	2,317
*	Charles River Laboratories International Inc.	57,400	2,270
*	AVEO Pharmaceuticals Inc.	118,300	2,261
*	WellCare Health Plans Inc.	51,400	2,254
*	Team Health Holdings Inc.	101,500	2,234
*	AMERIGROUP Corp.	38,264	2,104
	Perrigo Co.	22,692	2,049
*	Sunrise Senior Living Inc.	220,310	1,943
*	Medicines Co.	129,454	1,939
*	Neurocrine Biosciences Inc.	217,222	1,679
*	Depomed Inc.	168,682	1,275
*	Impax Laboratories Inc.	58,535	1,240
*	Molina Healthcare Inc.	49,750	1,127
*	Kinetic Concepts Inc.	14,900	997
*	United Therapeutics Corp.	12,374	710
*,^	PharmAthene Inc.	266,700	707
*	IDEXX Laboratories Inc.	7,757	643
	Lincare Holdings Inc.	23,210	594
*	Array Biopharma Inc.	266,145	564
*	Arqule Inc.	85,101	477
*	Arthrocare Corp.	13,000	430
*	Genomic Health Inc.	12,692	341
			1,746,351
Industrials (16.3%)
*,2	Beacon Roofing Supply Inc.	2,525,836	54,002
	Kennametal Inc.	1,330,327	52,455
	Belden Inc.	1,389,055	51,187
*	Genesee & Wyoming Inc. Class A	916,960	50,469
	Chicago Bridge & Iron Co. NV	1,007,261	41,550
*	BE Aerospace Inc.	1,018,842	40,550
	MSC Industrial Direct Co. Class A	606,005	37,439
*	EnerSys	1,132,140	36,206
*	Teledyne Technologies Inc.	638,510	34,626
*	Corrections Corp. of America	1,576,185	33,825
*	Middleby Corp.	394,485	33,326
*	IHS Inc. Class A	450,607	33,205
	Pentair Inc.	870,680	32,050
*	Kansas City Southern	530,680	31,496
	Con-way Inc.	803,630	29,429
	Lennox International Inc.	760,630	28,128
	Manpower Inc.	550,200	27,796
*	Swift Transportation Co.	2,430,740	27,565

*	Orbital Sciences Corp.	1,588,100	27,506
*	AerCap Holdings NV	2,214,126	27,278
	Knight Transportation Inc.	1,677,025	26,396
*	Meritor Inc.	1,919,220	25,909
	Triumph Group Inc.	470,400	25,326
*	Navistar International Corp.	489,610	25,122
	Armstrong World Industries Inc.	633,630	25,028
*	Kforce Inc.	1,777,246	24,490
	United Stationers Inc.	762,800	24,478
*	RBC Bearings Inc.	638,144	24,230
	Trinity Industries Inc.	797,740	23,765
	Flowserve Corp.	228,905	22,749
*	Huron Consulting Group Inc.	699,000	22,627
*	Rush Enterprises Inc. Class A	1,104,676	22,082
*	II-VI Inc.	857,200	21,456
*	Clean Harbors Inc.	399,344	21,065
	AMETEK Inc.	487,620	20,724
*	GeoEye Inc.	510,203	20,388
	Progressive Waste Solutions Ltd.	904,200	20,372
	UTi Worldwide Inc.	1,152,235	18,632
*	HUB Group Inc. Class A	520,612	18,471
	Gardner Denver Inc.	216,282	18,447
*,^	A123 Systems Inc.	3,507,300	17,992
	Landstar System Inc.	396,530	17,784
	Robbins & Myers Inc.	363,313	17,526
	ABM Industries Inc.	737,700	16,598
*	Atlas Air Worldwide Holdings Inc.	304,982	15,978
*	AGCO Corp.	331,250	15,708
*	Chart Industries Inc.	290,505	15,414
*	SFN Group Inc.	1,106,229	15,399
	Titan International Inc.	600,100	15,165
*	TrueBlue Inc.	1,002,310	15,045
*	Advisory Board Co.	273,158	14,625
	Applied Industrial Technologies Inc.	457,847	14,614
*	Stericycle Inc.	174,815	14,356
*	United Rentals Inc.	597,221	13,742
*	General Cable Corp.	340,040	13,523
	Interface Inc. Class A	820,950	13,152
	Woodward Inc.	378,300	13,051
*	Altra Holdings Inc.	575,609	12,802
*	DigitalGlobe Inc.	469,890	12,274
	Watsco Inc.	198,960	11,774
	TAL International Group Inc.	367,238	11,362
	Donaldson Co. Inc.	183,380	10,156
*	CAI International Inc.	478,500	8,398
*	Exponent Inc.	195,022	8,154
*	Korn/Ferry International	370,400	7,978
	HEICO Corp.	107,358	5,611
	HEICO Corp. Class A	140,913	5,214
*	Flow International Corp.	1,260,468	4,298
	Robert Half International Inc.	155,000	4,244
*	Moog Inc. Class A	96,831	3,965
*	Polypore International Inc.	52,100	3,543
	Waste Connections Inc.	95,708	3,086
*	H&E Equipment Services Inc.	254,600	3,055
*	WABCO Holdings Inc.	48,094	3,032
	Heartland Express Inc.	191,860	2,939
	Timken Co.	60,973	2,663

	Copa Holdings SA Class A	37,600	2,467
*	Hertz Global Holdings Inc.	172,800	2,431
*	Trimas Corp.	96,677	2,317
	Toro Co.	41,235	2,220
	KBR Inc.	59,509	2,121
	Deluxe Corp.	89,409	2,105
	Towers Watson & Co. Class A	34,400	2,104
*	Consolidated Graphics Inc.	39,249	2,025
*	Sauer-Danfoss Inc.	41,808	1,986
*	Alaska Air Group Inc.	32,162	1,966
	Hubbell Inc. Class B	32,400	1,927
	Cubic Corp.	38,422	1,865
	Healthcare Services Group Inc.	116,965	1,835
	Watts Water Technologies Inc. Class A	50,688	1,700
	Steelcase Inc. Class A	167,879	1,667
	Textainer Group Holdings Ltd.	61,574	1,598
*	Avis Budget Group Inc.	95,000	1,435
	Nordson Corp.	21,182	1,081
	Actuant Corp. Class A	40,693	1,006
*	Old Dominion Freight Line Inc.	24,175	896
	Intersections Inc.	34,500	670
*	JetBlue Airways Corp.	131,000	627
*	Coleman Cable Inc.	41,600	548
*	DXP Enterprises Inc.	18,582	505
	Werner Enterprises Inc.	16,252	383
	Ryder System Inc.	5,792	326
*	Trex Co. Inc.	14,990	316
*	WESCO International Inc.	4,861	246
			1,606,438
Information Technology (24.7%)
*	Alliance Data Systems Corp.	1,038,905	102,166
*	Ariba Inc.	2,498,047	82,610
*	VeriFone Systems Inc.	2,011,485	79,192
*	Sapient Corp.	5,285,850	73,579
*	Microsemi Corp.	3,067,655	60,893
*,2	TiVo Inc.	6,217,960	58,449
*	Netlogic Microsystems Inc.	1,686,044	58,253
*	Teradyne Inc.	3,692,314	49,809
	MKS Instruments Inc.	1,960,050	48,903
*	Parametric Technology Corp.	2,250,995	46,798
*	Cadence Design Systems Inc.	4,325,950	44,687
*	Polycom Inc.	1,630,615	44,076
*	Rovi Corp.	802,260	42,496
*	MICROS Systems Inc.	862,571	42,240
*	IAC/InterActiveCorp	963,126	39,864
*	Trimble Navigation Ltd.	992,920	35,328
*	ON Semiconductor Corp.	4,013,699	34,879
	Power Integrations Inc.	963,465	34,193
*	j2 Global Communications Inc.	1,246,450	33,330
*	ValueClick Inc.	1,845,030	33,321
	Syntel Inc.	599,188	32,937
	Jabil Circuit Inc.	1,788,220	32,742
*	Informatica Corp.	629,138	32,168
*	NICE Systems Ltd. ADR	898,403	32,091
*,2	S1 Corp.	3,338,000	31,377
*	LSI Corp.	4,099,530	30,173
*	CommVault Systems Inc.	773,370	29,945

* Convergys Corp.	2,405,330	29,922
* Cardtronics Inc.	1,280,952	29,436
* Atmel Corp.	2,359,101	28,545
* F5 Networks Inc.	302,495	28,277
* Genpact Ltd.	1,702,720	28,095
Littelfuse Inc.	549,250	28,061
* WebMD Health Corp.	788,591	27,798
Factset Research Systems Inc.	299,394	27,571
* Celestica Inc.	3,129,252	27,475
Maxim Integrated Products Inc.	1,119,120	25,695
* QLogic Corp.	1,687,480	25,599
* Cree Inc.	773,200	25,407
Cypress Semiconductor Corp.	1,171,882	24,117
* Nuance Communications Inc.	1,163,280	23,277
* Euronet Worldwide Inc.	1,337,530	22,952
Avago Technologies Ltd.	651,770	21,919
* Progress Software Corp.	905,400	21,820
* TeleTech Holdings Inc.	1,092,000	21,611
ADTRAN Inc.	652,935	21,606
* CACI International Inc. Class A	363,200	21,458
* Digital River Inc.	826,635	21,079
* RightNow Technologies Inc.	598,750	20,322
* SunPower Corp. Class B	1,318,591	19,990
* FEI Co.	596,320	19,702
* SuccessFactors Inc.	723,738	19,541
* Concur Technologies Inc.	423,660	19,251
* SolarWinds Inc.	883,600	19,006
* Varian Semiconductor Equipment Associates Inc.	310,380	18,852
Black Box Corp.	626,200	17,840
* Acxiom Corp.	1,275,000	17,519
* RADWARE Ltd.	524,900	17,400
* RF Micro Devices Inc.	2,575,640	17,386
* Riverbed Technology Inc.	598,000	17,121
* Red Hat Inc.	362,800	15,267
* Synchronoss Technologies Inc.	518,602	15,169
* MicroStrategy Inc. Class A	92,900	14,805
* Fortinet Inc.	717,260	14,575
National Instruments Corp.	547,838	14,156
* Silicon Laboratories Inc.	399,220	14,136
* Entropic Communications Inc.	2,114,300	14,124
* Salesforce.com Inc.	93,440	13,522
Heartland Payment Systems Inc.	602,302	12,672
* Cymer Inc.	280,240	12,339
* Hittite Microwave Corp.	210,250	11,772
* Travelzoo Inc.	220,750	11,656
* FleetCor Technologies Inc.	389,727	11,552
* Constant Contact Inc.	608,000	11,509
* VistaPrint NV	419,550	11,202
* Sourcefire Inc.	450,726	11,079
* comScore Inc.	503,557	10,983
* Acme Packet Inc.	182,735	10,767
FLIR Systems Inc.	371,140	10,192
* KIT Digital Inc.	863,725	10,062
* QLIK Technologies Inc.	307,650	9,325
* LogMeIn Inc.	262,200	9,321
* Omnivision Technologies Inc.	310,709	9,085
* Gartner Inc.	245,547	9,063
* DealerTrack Holdings Inc.	365,000	8,464

* Super Micro Computer Inc.	576,900	8,129
* Diodes Inc.	317,775	7,484
* Kenexa Corp.	258,870	6,619
Pegasystems Inc.	135,300	5,461
* PMC - Sierra Inc.	700,750	4,898
* Advent Software Inc.	206,511	4,797
* Aviat Networks Inc.	1,217,135	4,710
* Interactive Intelligence Group	119,431	4,540
* Ancestry.com Inc.	124,429	4,431
* TIBCO Software Inc.	124,587	3,244
* Oclaro Inc.	655,578	3,081
Global Payments Inc.	63,700	3,020
* NCR Corp.	142,234	2,838
* Aruba Networks Inc.	113,893	2,614
MAXIMUS Inc.	61,624	2,381
* Manhattan Associates Inc.	62,838	2,344
* Monolithic Power Systems Inc.	170,000	2,293
DST Systems Inc.	43,596	2,232
* Lattice Semiconductor Corp.	357,040	2,214
Anixter International Inc.	34,431	2,149
* Booz Allen Hamilton Holding Corp.	109,741	1,996
Intersil Corp. Class A	165,495	1,994
* JDS Uniphase Corp.	149,495	1,966
* Novellus Systems Inc.	62,529	1,941
Opnet Technologies Inc.	56,366	1,934
* Zebra Technologies Corp.	45,800	1,832
* Take-Two Interactive Software Inc.	134,955	1,821
* PROS Holdings Inc.	110,000	1,795
* Brightpoint Inc.	174,055	1,582
Daktronics Inc.	156,200	1,551
* Coherent Inc.	32,160	1,545
* Mentor Graphics Corp.	125,360	1,433
* Silicon Image Inc.	244,313	1,400
* Netscout Systems Inc.	88,294	1,346
* Nova Measuring Instruments Ltd.	150,000	1,281
* Websense Inc.	51,251	1,162
Solera Holdings Inc.	20,513	1,146
* Netgear Inc.	26,650	877
* Entegris Inc.	98,200	842
* Blue Coat Systems Inc.	40,000	806
* Silicon Graphics International Corp.	55,700	795
* Magma Design Automation Inc.	79,969	595
* ShoreTel Inc.	60,000	511
* Ultimate Software Group Inc.	7,494	408
* Virtusa Corp.	15,000	295
* Aspen Technology Inc.	12,900	200
		2,431,479
Materials (4.1%)
Silgan Holdings Inc.	1,045,615	40,549
* WR Grace & Co.	768,375	38,757
Albemarle Corp.	563,035	37,487
Ball Corp.	790,690	30,679
* Graphic Packaging Holding Co.	6,119,600	30,292
* Ferro Corp.	2,298,496	29,926
Sensient Technologies Corp.	803,945	29,842
Olin Corp.	1,133,360	23,699
* Smurfit Kappa Group plc	2,278,640	23,381

CF Industries Holdings Inc.	138,850	21,566
Schnitzer Steel Industries Inc.	421,850	21,426
* KapStone Paper and Packaging Corp.	1,105,851	17,240
Balchem Corp.	291,500	12,759
Aptargroup Inc.	236,120	12,054
* OM Group Inc.	178,912	6,491
Airgas Inc.	59,080	4,059
* Crown Holdings Inc.	94,775	3,640
* Rockwood Holdings Inc.	54,895	3,319
Schweitzer-Mauduit International Inc.	55,000	3,086
* Hecla Mining Co.	346,600	2,693
NewMarket Corp.	14,873	2,439
Worthington Industries Inc.	108,850	2,283
Eastman Chemical Co.	21,662	2,092
Westlake Chemical Corp.	39,000	2,018
* Pilot Gold Inc.	592,361	1,433
Ashland Inc.	18,422	1,128
Innophos Holdings Inc.	16,300	786
* Kraton Performance Polymers Inc.	17,500	632
* Noranda Aluminum Holding Corp.	37,100	515
* Horsehead Holding Corp.	40,000	447
* Handy & Harman Ltd.	24,100	341
* Solutia Inc.	15,606	335
Rock-Tenn Co. Class A	4,499	277
		407,671
Telecommunication Services (1.3%)
* Vonage Holdings Corp.	10,846,889	43,496
* tw telecom inc Class A	1,977,680	39,059
* SBA Communications Corp. Class A	597,390	22,802
* Cogent Communications Group Inc.	769,250	11,593
* Clearwire Corp. Class A	2,982,510	6,472
* MetroPCS Communications Inc.	154,209	2,511
USA Mobility Inc.	84,331	1,392
		127,325
Utilities (0.6%)
IDACORP Inc.	768,600	30,137
ITC Holdings Corp.	403,630	28,359
Integrys Energy Group Inc.	26,133	1,312
		59,808
Total Common Stocks (Cost $7,826,896)		9,647,864

				Market
				Value
	Coupon		Shares	($000)
Temporary Cash Investments (3.4%)[1]
Money Market Fund (3.2%)
[4,5] Vanguard Market Liquidity Fund	0.114%		312,401,000	312,401

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Repurchase Agreement (0.1%)
Deutsche Bank Securities, Inc.
(Dated 7/29/11, Repurchase Value
$10,000,000, collateralized by Government
National Mortgage Assn. 4.500%, 6/20/41)	0.200%	8/1/11	10,000	10,000

U.S. Government and Agency Obligations (0.1%)
[6,7] Fannie Mae Discount Notes	0.050%–0.080%	10/3/11	1,050	1,050
[6,7] Fannie Mae Discount Notes	0.045%	10/5/11	5,500	5,498
				6,548
Total Temporary Cash Investments (Cost $328,951)				328,949
Total Investments (101.2%) (Cost $8,155,847)				9,976,813
Other Assets and Liabilities-Net (-1.2%)[5]				(114,845)
Net Assets (100%)				9,861,968

* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $75,455,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 98.5% and 2.7%, respectively, of net assets.
2 Considered an affiliated company of the fund as the fund owns more than 5% of the outstanding voting securities of such company.
3 Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
4 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5 Includes $78,291,000 of collateral received for securities on loan.
6 The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the U.S. government.
7 Securities with a value of $5,848,000 have been segregated as initial margin for open futures contracts.
ADR—American Depositary Receipt.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash

Explorer Fund

investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the fund's investments as of July 31, 2011, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	9,609,919	37,945	—
Temporary Cash Investments	312,401	16,548	—
Futures Contracts—Assets[1]	51	—	—
Futures Contracts—Liabilities[1]	(242)	—	—
Total	9,922,129	54,493	—
1 Represents variation margin on the last day of the reporting period.

D. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At July 31, 2011, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

Explorer Fund

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
E-mini Russell 2000 Index	September 2011	432	34,366	(1,506)
E-mini S&P MidCap 400 Index	September 2011	320	30,134	(1,094)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

E. Certain of the fund's investments are in companies that are considered to be affiliated companies of the fund because the fund owns more than 5% of the outstanding voting securities of the company. Transactions during the period in securities of these companies were as follows:

			Current Period Transactions
			Proceeds
	Oct. 31, 2010		from		July 31, 2011
	Market	Purchases	Securities	Dividend	Market
	Value	at Cost	Sold	Income	Value
	($000)	($000)	($000)	($000)	($000)
ABIOMED Inc.	20,101	876	9,284	—	NA2
Beacon Roofing Supply Inc.	38,932	28,584	27,611	—	54,002
HFF Inc.	—	35,318	153	—	39,284
Liz Claiborne Inc.	NA1	19,012	716	—	34,140
S1 Corp.	NA1	8,612	—	—	31,377
TiVo Inc.	NA1	15,896	11,822	—	58,449
	59,033			—	217,252

1 Not applicable — At October 31, 2010, the issuer was not an affiliated company of the fund.
2 Not applicable — At July 31, 2011, the security was still held, but the issuer was no longer an affiliated company of the fund.

F. At July 31, 2011, the cost of investment securities for tax purposes was $8,155,847,000. Net unrealized appreciation of investment securities for tax purposes was $1,820,966,000, consisting of unrealized gains of $2,175,448,000 on securities that had risen in value since their purchase and $354,482,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD EXPLORER FUND

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: September 22, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD EXPLORER FUND

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: September 22, 2011

VANGUARD EXPLORER FUND

By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: September 22, 2011

* By:/s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on April 26, 2010, see file Number 33-53683, Incorporated by Reference.